Acquisitions - Summary of Brief Description of the Most Significant Acquisition (Detail)	12 Months Ended
Dec. 31, 2025
Pagero Group AB [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2024
Name of acquiree	Pagero Group AB (publ) (“Pagero”)
Description of the acquiring segment	Corporates
Description of acquiree	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
World Business Media Limited [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2024
Name of acquiree	World Business Media Limited (“The Insurer”)
Description of the acquiring segment	Reuters
Description of acquiree	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.
Credere Technologies, Inc., Materia [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	October 2024
Name of acquiree	Credere Technologies, Inc., doing business as Materia
Description of the acquiring segment	Tax, Audit & Accounting Professionals
Description of acquiree	Specializes in the development of an agentic AI assistant for the tax, audit and accounting profession.
cPaperless, LLC [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2025
Name of acquiree	cPaperless, LLC ("SafeSend")
Description of the acquiring segment	Tax, Audit & Accounting Professionals
Description of acquiree	A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.
Additive AI, Inc. [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	September 2025
Name of acquiree	Additive AI, Inc. ("Additive")
Description of the acquiring segment	Tax, Audit & Accounting Professionals
Description of acquiree	Uses AI to automate tax document processing for tax and accounting professionals. Additive's GenAI-native platform ingests and parses complex U.S. federal tax forms, including schedule K-1, during tax preparation.